EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFIT PLANS
Employer's contribution (as a percent)	20.00%
Defined contributions schemes expense	$ 12,544	$ 9,412	$ 7,186
Percentage of applicable salaries contributed by the employer for medical insurance benefits	10.00%
Percentage of applicable salaries contributed by the employer for housing funds	8.00%
Percentage of applicable salaries contributed by the employer for unemployment benefits	2.00%
Percentage of applicable salaries contributed by the employer for other statutory benefits	2.00%
Amount of contribution by the employer for medical insurance benefits, housing funds, unemployment and other statutory benefits	$ 11,211	$ 10,447	$ 9,128